Segment Information 10-Q - Schedule of Segment Information Related To CODM - A PARADISE ACQUISITION CORP. (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
General and administrative and legal and professional expenses	$ (16,541,308)	$ (3,348,257)	$ (26,889,032)	$ (4,451,508)
A PARADISE ACQUISITION CORP.
Segment Reporting Information [Line Items]
General and administrative and legal and professional expenses	(374,239)	(34,600)	(1,038,358)	(75,562)
Interest earned on investment held in Trust Account	$ (1,787,764)	$ 0	$ (3,318,154)	$ 0